Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	€ 19,869	€ 20,178
UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	8,132	8,679
The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,595	5,514
Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	6,142	5,985
Pension plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	19,867	20,174
Equities Total	2,496	2,743
Fixed Income Total	13,618	13,505
Derivatives	(149)	(76)
Private Equity	754	690
Property and Real Estate	1,552	1,407
Hedge Funds	198	205
Other	1,071	1,411
Other Pension Plans	327	289
Pension plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	8,132	8,679
Equities Total	214	224
Fixed Income Total	6,228	6,640
Derivatives	(239)	(237)
Private Equity	617	559
Property and Real Estate	749	674
Hedge Funds	123	136
Other	440	683
Other Pension Plans	0	0
Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,595	5,514
Equities Total	1,176	1,095
Fixed Income Total	3,627	3,521
Derivatives	90	145
Private Equity	105	95
Property and Real Estate	370	321
Hedge Funds	0	0
Other	227	337
Other Pension Plans	0	0
Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	6,140	5,981
Equities Total	1,106	1,424
Fixed Income Total	3,763	3,344
Derivatives	0	16
Private Equity	32	36
Property and Real Estate	433	412
Hedge Funds	75	69
Other	404	391
Other Pension Plans	327	289
Other post- employment benefit plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	2	4
Other post- employment benefit plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	2	4
Government bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	7,570	7,780
Government bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	4,296	4,773
Government bonds | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,460	1,461
Government bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,814	1,546
Investment grade corporate bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,839	2,608
Investment grade corporate bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	895	791
Investment grade corporate bonds | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	648	620
Investment grade corporate bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,296	1,197
Other Fixed Income | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	3,209	3,117
Other Fixed Income | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,037	1,076
Other Fixed Income | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,519	1,440
Other Fixed Income | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	653	601
Europe | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	531	645
Europe | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	37	43
Europe | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	148	171
Europe | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	346	431
North America | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	1,399	1,420
North America | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	128	133
North America | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	746	670
North America | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	525	617
Other | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	566	678
Other | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	49	48
Other | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	282	254
Other | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	€ 235	€ 376